Contract Liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Contract Liabilities
2 8	CONTRACT LIABILITIES
As of December 31, 2021 and December 31, 2020, contract liabilities mainly represented advances from customers related to the sales of crude oil, natural gas and refined oil, etc. The majority of related obligations were expected to be performed with corresponding revenue recognized within one year. Substantially all of contract liabilities at the beginning of the year has been recognized as revenue for the year ended December 31, 2021.